Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 7,451	$ 4,742
Finished goods	2,725	1,769
Total inventory	$ 10,176	$ 6,511